13F-HR
 1
 Bill@baxterinvestment.com
 NONE
 0001096783
 fmd*ekv8
 12/31/2001
 13F-HR


Submitted To:

United States
Securities and Exchange Commission
Washington, D.C.   20549

FORM 13F

FORM 13F COVER PAGE
Report for Calendar Year or Quarter Ended: December 31, 2001

Check Here if Amendment ()
This Amendment (Check only one):() is a restatement
                                () adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		  Baxter Brothers, Inc.
Address:	  1030 East Putnam Avenue
		  P.O. Box 2200
		  Greenwich, CT  06830

SEC 13F File Number:		028-05169

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this report:

Name:  William J. Baxter III
Title: Owner / Portfolio Manager
Phone: 203-637-4559

Signature, Place and Date of Signing:

William J. Baxter III, 1030 East Putnam Avenue
Greenwich, CT 06830, December 31, 2001

Report Type (Check only One):
(X)  13F HOLDING REPORT
()   13F NOTICE
()   13F COMBINATION REPORT

List of other Managers reporting for this Manager:
NONE

Form 13 F Summary Page

Number of Other Included Managers:  0
Form 13F Information Table Entry Table: 47
From 13F Information Table Value Total (USD): 133,652,000.00
List of Other Managers Included: None
Voting Authority: None


                       Title            Value    Shares/   Sh/ Put/Invstmt
Name of Issuer         of class CUSIP  (x$1000)  Prn Amt   Prn CallDscretn

Abbott Labs            COM     002824100    1274     22850 SH         Sole
AFLAC Inc.             COM     001055102    2954    120275 SH         Sole
American Express       COM     025816109    9880    276818 SH         Sole
American Home Prod.    COM     026609107     668     10890 SH         Sole
American Int'l Group   COM     026874107   20277    255376 SH         Sole
Americredit Corp	     COM     03060R101     969     30700 SH         Sole
Aon Corp               COM     037389103    1370     38560 SH         Sole
Automatic Data Proc.   COM     053015103    4691     79651 SH         Sole
Berkshire Hathaway     COM     084670991    2117        28 SH         Sole
Berkshire Hathaway B   COM     084670207   10953      4338 SH         Sole
Chevron-Texaco Corp.   COM     166751107     320      3571 SH         Sole
CitiGroup Inc          COM     172967101    2654     52580 SH         Sole
Coca-Cola              COM     191216100    2222     51359 SH         Sole
Colgate Palmolive      COM     194162103    2121     36722 SH         Sole
Conseco Inc            COM     208464107    4025    902565 SH         Sole
Disney                 COM     254687106    1998     96432 SH         Sole
Emerson Electric       COM     291011104    1639     28701 SH         Sole
Exxon Mobil Corp       COM     302290101    2063     52503 SH         Sole
Fannie Mae             COM     313586109    6678     83998 SH         Sole
Freddie Mac            COM     313400301    1393     21295 SH         Sole
General Electric       COM     369604103   13877    346227 SH         Sole
General Motors H       COM     370442832     237     15312 SH         Sole
Gillette               COM     375766102    2130     63775 SH         Sole
Home Depot             COM     437076102    2081     40794 SH         Sole
Honeywell Intl.        COM     438516106     489     14455 SH         Sole
J.P. Morgan Chase & Co.COM     616880100     389     10698 SH         Sole
Jefferson-Pilot Corp   COM     475070108    1959     42332 SH         Sole
Johnson & Johnson      COM     478160104    4323     73145 SH         Sole
Merck                  COM     589331107     448      7623 SH         Sole
Nestle SA Rep Rg Adr   COM     641069406     234      4400 SH         Sole
Pepsico Inc.           COM     713448108    1046     21475 SH         Sole
Pfizer                 COM     717081103    7925    198870 SH         Sole
Procter & Gamble       COM     742718109    1244     15717 SH         Sole
Royal Dutch Petroleum  COM     780257804     384      7830 SH         Sole
SBC Communications     COM     78387G103     254      6474 SH         Sole
Schering-Plough        COM     806605101     644     17973 SH         Sole
Sealed Air Corp        COM     81211K100    5906    144690 SH         Sole
Tyco Intl Ltd.         COM     902124106     205      3476 SH         Sole
USA Education          COM     78442A109    4860     57847 SH         Sole
United Technologies    COM     913017109     211      3270 SH         Sole
Verizon Communications COM     92343V104     339      7152 SH         Sole
Walmart                COM     931142103     213      3700 SH         Sole
Washington Post        COM     939640108     474       895 SH         Sole
Watson Wyatt & Co.     COM     942712100     566     25950 SH         Sole
Wells Fargo & Co.      COM     949746101     624     14352 SH         Sole
Wesco Financial        COM     950817106    1912      6070 SH         Sole